UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS In Thousands, except Per Share data, unless otherwise specified	3 Months Ended			9 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenues	$ 15,066	94,821	90,483	$ 44,601	280,712	244,861
Direct costs	(3,448)	(21,703)	(20,969)	(10,062)	(63,328)	(57,375)
Gross profit	11,618	73,118	69,514	34,539	217,384	187,486
Operating expenses
Research and development	(310)	(1,953)	(1,906)	(900)	(5,662)	(5,243)
Sales and marketing	(2,690)	(16,930)	(12,536)	(7,167)	(45,111)	(34,310)
General and administrative	(3,608)	(22,711)	(20,231)	(10,583)	(66,610)	(60,543)
Total operating expenses	(6,608)	(41,594)	(34,673)	(18,650)	(117,383)	(100,096)
Operating income	5,010	31,524	34,841	15,889	100,001	87,390
Other income, net
Interest income	567	3,570	2,333	1,592	10,021	6,371
Interest expense	(118)	(741)	(671)	(380)	(2,391)	(1,949)
Exchange (loss)/ gain	554	3,484	(43)	(219)	(1,376)	547
Dividend income				1,147	7,217
Others	(65)	(411)	219	(14)	(86)	1,109
Total other income, net	938	5,902	1,838	2,126	13,385	6,078
Income before income tax	5,948	37,426	36,679	18,015	113,386	93,468
Income tax (expense)/ credit	679	4,273	(8,840)	(483)	(3,037)	(23,062)
Net income	6,627	41,699	27,839	17,532	110,349	70,406
Income attributable to noncontrolling interests	(354)	(2,229)	(1,964)	(1,209)	(7,608)	(4,962)
Net income attributable to shareholders	$ 6,273	39,470	25,875	$ 16,323	102,741	65,444
Attributable to ordinary shares
-Basic	$ 0.09	0.54	0.36	$ 0.22	1.39	0.96
-Diluted	$ 0.09	0.54	0.36	$ 0.22	1.39	0.96